Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 950	€ 2,113
Acquisitions / Additions	9	(6)
Charged to income statement	22	(201)	€ 185
Charged to equity	(493)	(715)
Net exchange differences	25	(172)
Disposal of a business		2
Transfers to disposal groups		8
Transfer to current income tax		(73)
Other	(101)	(7)
Ending balance	412	950	2,113
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	554	541
Charged to income statement	(31)	37
Charged to equity	(7)	(9)
Net exchange differences	4	(16)
Ending balance	519	554	541
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,744	3,165
Charged to income statement	(451)	32
Charged to equity	(513)	(874)
Net exchange differences	46	(270)
Transfer to/from other headings	(3)	(300)
Other		(9)
Ending balance	822	1,744	3,165
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,787)	(2,988)
Charged to income statement	401	609
Charged to equity	2
Net exchange differences	(51)	241
Transfer to/from other headings		351
Ending balance	(1,434)	(1,787)	(2,988)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,892	3,298
Acquisitions / Additions	9	9
Charged to income statement	(63)	(1,016)
Net exchange differences	82	(322)
Disposal of a business		2
Transfer to/from other headings	(6)	(79)
Ending balance	1,914	1,892	3,298
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(295)	(645)
Charged to income statement	23	120
Charged to equity	17	174
Net exchange differences	(14)	57
Ending balance	(269)	(295)	(645)
Losses [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(296)	(407)
Acquisitions / Additions		(1)
Charged to income statement	(1)	78
Charged to equity	(2)
Net exchange differences	(4)	27
Transfers to disposal groups		8
Other	(11)
Ending balance	(314)	(296)	(407)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(863)	(850)
Acquisitions / Additions		(14)
Charged to income statement	143	(62)
Charged to equity	12	(5)
Net exchange differences	(38)	111
Transfer to current income tax		(73)
Transfer to/from other headings	9	27
Other	(90)	2
Ending balance	€ (827)	€ (863)	€ (850)